Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summarizes Financial Information about Company's Business Segments

The Company’s operating segments are each reportable segments because their activities are not economically similar. The following table summarizes financial information about the Company’s business segments for the years ended December 31, 2013, 2012 and 2011:

	For the Years Ended December 31,
	2013	2012	2011
		(in thousands)
		(restated)	(restated)
Revenue:
Web and network security technology	$—	$—	$—
Organic fertilizer	744	—	—

Total revenue	$744	$—	$—

Net (loss) income:
Web and network security technology	$(5,590)	$50,985	$24,098
Organic fertilizer	(482)	—	—

Total net (loss) income	$(6,072)	$50,985	$24,098

Interest income:
Web and network security technology	$153	$164	$3,124
Organic fertilizer	—	—	—

Total interest income	$153	$164	$3,124

Total assets:
Web and network security technology	$27,011	$104,332	$27,810
Organic fertilizer	936	—	—

Total assets	$27,947	$104,332	$27,810

Depreciation and amortization:
Web and network security technology	$123	$—	$—
Organic fertilizer	118	—	—

Total depreciation and amortization	$241	$—	$—

Capital expenditures:
Web and network security technology	$65	$—	$—
Organic fertilizer	81	—	—

Total capital expenditures	$146	$—	$—

Goodwill:
Web and network security technology	$—	$—	$—
Organic fertilizer	306	—	—

Total goodwill	$306	$—	$—